Annual Fund Operating Expenses - Great-West SecureFoundation Lifetime 2055 Fund	Apr. 30, 2021	[1]
Institutional
Operating Expenses:
Management Fees	0.12%
Distribution and Service (12b-1) Fees	none
Total Other Expenses	none
Shareholder Services Fees	none
Acquired Fund Fees and Expenses	0.19%	[2]
Total Annual Fund Operating Expenses	0.31%	[3]
Investor
Operating Expenses:
Management Fees	0.12%
Distribution and Service (12b-1) Fees	none
Total Other Expenses	0.35%
Shareholder Services Fees	0.35%
Acquired Fund Fees and Expenses	0.19%	[2]
Total Annual Fund Operating Expenses	0.66%	[3]
Service
Operating Expenses:
Management Fees	0.12%
Distribution and Service (12b-1) Fees	0.10%
Total Other Expenses	0.35%
Shareholder Services Fees	0.35%
Acquired Fund Fees and Expenses	0.19%	[2]
Total Annual Fund Operating Expenses	0.76%	[3]

[1]	The fees and expenses of the Fund have been restated to reflect fee and expense changes that will be effective on April 30, 2021.
[2]	The Acquired Fund Fees and Expenses are estimated for Institutional Class shares because the class has not yet commenced operations.
[3]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.